Fair Value Measurements (Details) - Schedule of Changes in Level 3 Liabilities Measured at Fair Value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Level 3 Liabilities Measured at Fair Value [Abstract]
Balance beginning	$ 129	$ 186
Change in fair value	(82)	(57)
Balance ending	$ 47	$ 129